ACCOUNTS PAYABLE AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER LIABILITIES	ACCOUNTS PAYABLE AND OTHER LIABILITIES
The components of accounts payable and other liabilities are as follows:

(US$ Millions)	Dec. 31, 2022	Dec. 31, 2021
Accounts payable and accrued liabilities	$2,852	$2,021
Loans and notes payable	226	899
Derivative liabilities	167	221
Deferred revenue	436	445
Lease liabilities(1)	163	160
Other liabilities	33	16
Total accounts payable and other liabilities	$3,877	$3,762
(1)See Note 17, Other Non-Current Liabilities for further information on the interest expense related to these liabilities.